Share-based compensation weighted average exercise prices (Details)				12 Months Ended
		Sep. 02, 2020 Options	Sep. 01, 2020 Options	Dec. 31, 2020 Options R$ / shares	Dec. 31, 2019 Options R$ / shares shares	Dec. 31, 2018 Options R$ / shares
First Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
As of January 1, number of options				733,136	640,763	599,864
Granted during the year, number of options		715,000	22,218,000		167,972	176,813
Exercised during the year, number of options				(209,179)	(59,165)	(47,989)
Forfeited during the year, number of options				(17,681)	(16,435)	(87,925)
As of December 31, number of options				506,276	733,136	640,763
Exercisable at December 31				415,462	544,291	450,206
Repurchased during the year, number of options | shares	[1]				(59,165)
As of January 1, WAEP per option | R$ / shares				R$ 46.19	R$ 35.96	R$ 30.07
Granted during the year, WAEP per option | R$ / shares					63.86	53.94
Exercised during the year, WAEP per option | R$ / shares				37.23	31.62	30.38
Forfeited during the year, WAEP per option | R$ / shares				17.36	31.62	31.00
As of December 31, WAEP per option | R$ / shares				37.95	46.19	35.96
Exercisable at December 31, WAEP per option | R$ / shares				R$ 42.01	41.54	R$ 33.17
Repurchased during the year, WAEP per option | R$ / shares	[1]				R$ 37.82
Number of options expired, number of options				0	0
Second Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year, number of options				874,888
As of December 31, number of options				874,888
Granted during the year, WAEP per option | R$ / shares				R$ 0.54
As of December 31, WAEP per option | R$ / shares				R$ 0.54
Number of options expired, number of options				0

[1]	The number of options and WAEP per option were also retrospectively adjusted due to the reverse share split in the corporate reorganization described in Note 1.1.Represent shares repurchased upon termination of employee.